Segment information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 29,561,399	$ 42,297,612	$ 39,902,342
Cost of revenue	21,532,319	31,741,753	26,879,316
Gross profit	8,029,080	10,555,859	13,023,026
Interest Expenses	608,048	479,358	261,625
Capital expenditure	559,038	1,302,721	8,282
Segment assets	134,194,014	138,487,726
Segment profit	1,079,998	3,013,131	4,607,693
Consolidation, Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	21,532,319	31,741,753	26,879,316
Gross profit	8,029,080	10,555,859	13,023,026
Interest Expenses	626,343	551,044	470,656
Depreciation & amortization	947,026	778,598	504,812
Capital expenditure		82,263	10,819
Segment assets	134,194,014	138,487,726	94,302,667
Segment profit	996,631	2,947,581	6,959,560
Consumer product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	14,347,896	23,693,289	26,853,812
Gross profit	8,040,931	8,195,860	12,494,837
Interest Expenses	292,996	290,383	341,464
Depreciation & amortization	420,301	454,178	453,671
Capital expenditure	13,512,820	74,202	10,819
Segment assets	116,847,478	83,024,439	92,878,334
Segment profit	4,135,969	5,258,037	7,109,315
Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	3,290,089	1,412,062	25,504
Gross profit	486,753	417,413	528,189
Interest Expenses	126,030	124,587	129,192
Depreciation & amortization	0	25,345	51,141
Capital expenditure
Segment assets	5,756,612	5,988,364	1,424,333
Segment profit	(134,511)	203,157
EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	3,894,334	6,636,402
Gross profit	(498,604)	1,942,586
Interest Expenses	207,317	136,162
Depreciation & amortization	526,725	299,075
Capital expenditure		8,061
Segment assets	11,589,924	49,474,923
Segment profit	(3,004,827)	(2,513,613)	(149,755)
External customers [Member] | Consolidation, Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	29,561,399	42,297,612	39,902,342
External customers [Member] | Consumer product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	23,136,194	31,889,149	39,348,649
External customers [Member] | Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,776,842	1,829,475	553,693
External customers [Member] | EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,395,730	8,578,988
Intersegment [Member] | Consolidation, Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	(7,790,931)	(2,760,754)	588,647
Intersegment [Member] | Consumer product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	(7,790,931)	(2,736,204)	576,302
Intersegment [Member] | Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		(24,550)	$ 12,345
Intersegment [Member] | EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 0